Note 25 - Income Taxes - Schedule of Income Tax (Recovery) Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
(Earnings) Loss before income taxes	$ 108,331	$ 17,502	$ (24,721)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$ (29,250)	$ (4,725)	$ 6,674
Impairment	23,555	0	0
Share-based compensation	197	432	448
Share issuance costs	(144)	(246)	(37)
Adjustment to tax estimates	(45)	934	114
Amortization of flow-through share premium	(439)	(903)	(844)
Flow-through expenditures renunciation	1,033	1,995	1,934
Difference in future and foreign tax rates	466	42	81
Sale of investments	(119)	0	(3,021)
Other	7	503	497
Increase (decrease) in unrecognized tax asset	4,546	1,679	(6,033)
Income tax expense (recovery)	$ (193)	$ (289)	$ (187)